Statements Of Consolidated Membership Interests (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statements Of Consolidated Membership Interest [Abstract]
Sale of related-party agreements, tax benefit		$ 1
Interests outstanding	635,000,000	635,000,000	635,000,000
Net effects of cash flow hedges, tax expense (benefit)	1	1	(17)
Defined benefit pension plans- net tax benefit	$ 11	$ 1